Share capital - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020	[1]
Share Capital, Reserves And Other Equity Interest [Abstract]
Par value per share (GBP per share)	£ 0.1243129
Proceeds from issuing shares	£ 16
Amount of unclaimed dividends derecognised	£ 32
Treasury stock (in shares)	259	266
Treasury shares, market value	£ 3,038	£ 2,296
Treasury shares, gifted (in shares)	4	4
Treasury stock, reissued (in shares)	2	2
Shares reissued to employee share schemes as percent of ordinary shares	0.20%	0.20%
Treasury shares, reissued, nominal value	£ 1	£ 1
Gross proceeds from reissue of treasury shares	17	17
Purchase of own shares, employee share trusts	£ 3	£ 2	[1]	£ 6
Maximum number of treasury shares held during the year (in shares)	266	272
Treasury shares as percent of ordinary shares	6.80%	7.10%
Treasury shares, nominal value	£ 33	£ 34

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.